MAXIM SERIES FUND, INC.

8515 East Orchard Road

Greenwood Village, CO 80111

October 15, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Maxim Series Fund, Inc.
Post-Effective Amendment No. 106 to Registration Statement on Form N-1A
File Nos. 2-75503, 811-03364

Commissioners:

Filed herewith is post-effective amendment no. 106 (“Amendment No. 106”) to the above referenced registration statement filed on behalf of Maxim Series Fund, Inc. (the “Fund”) pursuant to Rule 485(a)(2) under the Securities Act of 1933.

The purpose of Amendment No. 106 is to update the Fund’s registration statement to reflect: (i) the addition of six new portfolios, each of which is a series of the Fund; (ii) the addition of a new share class for each portfolio of the Fund, except for the Maxim Money Market Portfolio; (iii) changes to the prospectuses for Maxim Lifetime Portfolios and Maxim SecureFoundation Lifetime Portfolios; and (iv) making certain other changes to the Portfolios’ prospectuses, and the Fund’s Statement of Additional Information. With regard to the new share class, the Fund has scheduled a special meeting of shareholders, as reflected in proxy materials to be filed with the Commission, to obtain approval of amendments to and restatement of the Fund’s Articles of Incorporation. The Fund will obtain such approval prior to allowing the registration statement describing the new share class to go effective.

To assist the Commission staff, we are delivering a courtesy copy of Amendment No. 106, which is marked to reflect changes made since Post-Effective Amendment No. 105, filed on April 30, 2010, to Mr. Patrick Scott in the Office of Insurance Products.

Please direct any question or comment regarding Amendment No. 106 to me at (303) 737-4675, or to Ann Furman or Chip Lunde at Jorden Burt LLP, (202) 965-8130 and (202) 965-8139, respectively.

Very truly yours,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Assistant Vice President, Counsel & Secretary

Maxim Series Fund, Inc.

Enclosures

cc:	Patrick F. Scott, Esq., Office of Insurance Products, Division of Investment Management
Ann B. Furman, Esq.
Chip Lunde, Esq.